Financial instruments - additional disclosures (Details 15) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Hypothetical increase decrease percentage in currency rate sensitivity	5.00%
Hypothetical 5% increase [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	$ 3	$ 5
Currency exchange rate sensitivity impact against USD in the equity	99	108
Hypothetical 5% decrease [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	(3)	(5)
Currency exchange rate sensitivity impact against USD in the equity	$ (104)	$ (114)